united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 623-266-4567

Date of fiscal year end: 11/30

Date of reporting period: 11/30/23

Amended to update trust name.

Item 1. Reports to Stockholders.

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

CLASS A, C, I AND R6 SHARES

ANNUAL REPORT

November 30, 2023

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

James Alpha Funds Trust d/b/a Easterly Funds Trust

ANNUAL REPORT TO SHAREHOLDERS

January 29, 2024

Dear Shareholder:

Easterly Income Opportunities Fund (JSVIX) posted 4.42% for the period from November 30, 2022, to November 30, 2023, outperforming the Bloomberg Aggregate Index by 3.24%. The main contributors were overweight allocations to RMBS and CMBS as well as a shorter duration compared to the Index. The main detractors were an overweight to Corporate Structured Notes (CMS spread floaters) and a High Yield hedge in the form of a CDX HY contract where we bought protection on a benchmark CDX index.

Based on all available statistics at the end of November 2023, the Federal Reserve can pat itself on the back as it was able to produce a near perfect script following a tumultuous 2022. After 150bp of interest rate hikes, the Fed has been able to bring down core CPI to 4.0% YoY in Q4 2023 from a high of 6.6% YoY in Q3 2022. The reduction in inflation didn’t come at the cost of a much-anticipated recession or even any meaningful rise in unemployment. Amazingly, the real GDP is set to increase to 2.6% YoY in 2023 after reaching 2.1% in 2022 while the unemployment rate only inched higher by 0.1% relative to Q4 2022 at 3.7%. In an even more stunning twist, the Fed and US economy were able to successfully navigate the regional banking crisis that produced 2 out of the 3 largest banking failures in US history while US equity markets, led by the Big Tech Magnificent 71 soared to new all-time highs. Jerome Powell did draw down $1.7 trillion from RRP (Reverse Repo Program) balances to offset $1.3 trillion of the Quantitative Tightening (QT) related reduction of the Fed’s balance sheet.

At the end of Q4 2023 the Federal reserve began to signal a likely end of interest rate hikes as the inflation rate was on the right trajectory to the Fed’s target of 2.0%. Interest rates exhibited an elevated volatility throughout 2023 with 10-year Treasury rising by 72bp while 2-year was up 37bp from November 2022 to November 2023. Higher rates were primarily driven by high US budget deficits that averaged 8% of GDP in 2023.

US credit markets had strong returns over the past 12 months with US Investment-grade Corporates up 4.01% while the Bloomberg Corporate High Yield index managed an impressive 9.37% return from 11/2022 to 11/2023 with around 100bp of spread tightening versus Treasuries. Structured credit sectors had mixed returns relative to corporate credit. New issue on-the-run sectors like GSE Credit Risk Transfer (CRTs) and BBB/BB Non-Qualified Mortgage (Non-QM) tranches saw 200-450bp of spread tightening relative to Treasuries as the credit curve flattened for the new issue RMBS. However, Legacy RMBS spreads were roughly flat in 2023 while CMBS on-the-run and legacy spreads widened over the last 12 months as a toxic mixture of higher interest rates, lower collateral values, declining credit availability and structural headwinds affecting office and retail collateral pushed many CMBS investors away amidst thin liquidity.

[1]	The Magnificent 7 stocks include: Amazon.com (AMZN), Apple (AAPL), Google parent Alphabet (GOOGL), Meta Platforms (META), Microsoft (MSFT), Nvidia (NVDA) and Tesla (TSLA). Not to be construed as an offer or solicitation of an offer to buy or sell specific securities. Past performance is not an indication of future results.

The Fund benefited from its opportunistic investment approach in RMBS and sections of the CMBS market. In RMBS our Prime 2.0 and Non-QM subordinate positions made the most contribution to the portfolio’s price return while Legacy RMBS contributed to the portfolio’s carry. In CMBS space, 12% allocation to Small Balance Commercial (SBC) and Agency CMBS sectors made the biggest contribution within the CMBS allocation. The portfolio’s hedges included a short interest rate hedge using an interest rate swap and a short exposure to US HY market via CDX HY protection hedge some of the credit exposure. Portfolio hedges subtracted 0.03% from the overall return as credit spreads tightened into Fiscal year end. The Fund does not have a policy or practice of maintaining a specified level of distribution or yield payout to shareholders.

20240130-3358128

Easterly Income Opportunities Fund

PORTFOLIO REVIEW (Unaudited)

November 30, 2023

The Fund’s performance figures* for each of the periods ended November 30, 2023, compared to its benchmarks:

		Annualized	Annualized
	1 Year Return	5 Year Return	Since Inception**
Class A	4.04%	4.75%	4.81%
Class A With Load	2.00%	3.51%	3.64%
Class C	3.37%	3.69%	3.80%
Class I	4.42%	4.66%	4.70%
Class R6	4.86%	5.05%	5.09%
Bloomberg US Aggregate Bond Index(a)	1.18%	0.71%	0.51%

*	Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate, so that shares when redeemed, may be worth more or less than their original cost. For more performance numbers current to the most recent month-end please call (833) 999-2636. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated April 1, 2023 and supplement dated November 6, 2023, is 1.86%, 2.61%, 1.61%, and 1.61% for the A, C, I and R6 Classes, respectively.

(a)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investmen-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

**	Inception date is August 21, 2018.

A HYPOTHETICAL COMPARISON OF THE GROWTH OF $1,000,000 INVESTED IN THE

EASTERLY INCOME OPPORTUNITIES FUND VS. BENCHMARK

Top 10 Holdings by Industry *	% of Net Assets
Collateralized Mortgage Obligations	32.5%
Non Agency CMBS	25.7%
U.S. Treasury Notes	5.5%
Institutional Financial Services	4.2%
Home Equity	3.7%
Banking	3.7%
Specialty Finance	3.7%
Residential Mortgage	3.0%
CDO	2.3%
Agency CMBS	1.9%
Other/Cash & Equivalents	13.8%
100.0%

*	Does not include derivative holdings

Please refer to the Schedule of Investments for a more detailed breakdown of the Fund’s assets.

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8%
	AGENCY CMBS — 1.9%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$84,304
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	8.1840	06/25/27	2,721,295
2,678,719	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	7.7840	05/25/29	2,350,981
55,821	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2300	04/16/53	127
96,616	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,452
692,796	Government National Mortgage Association Series 210 IO(a),(b)		0.6960	07/16/64	42,340
40,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	27,207
40,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	25,110
695,273	Government National Mortgage Association Series 216 IO(a),(b)		0.7500	07/16/65	40,946
923,183	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	8.6930	10/25/49	885,103
					6,181,865
	AUTO LOAN — 0.9%
519,062	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	520,384
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	311,181
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	98,755
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	2,026,892
					2,957,212
	CDO — 2.3%
109,353	Aspen Funding I Ltd. Series 2002-1x		9.0600	07/10/37	110,433
4,612,046	Galleria CDO V Ltd. Series 5A B(c),(d)	US0003M + 2.400%	8.0630	09/19/37	4,461,172
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	US0003M + 0.500%	2.3910	11/05/36	290,665
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	US0003M + 1.000%	6.6550	04/15/35	2,422,860
					7,285,130
	CLO — 1.7%
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	9.4170	07/20/30	510,590
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	6.4020	07/15/45	73,554
142,544	Halcyon Loan Advisors Funding Ltd. Series 2014-2A C(c),(d)	TSFR3M + 3.762%	9.1520	04/28/25	142,547
957,044	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	9.4390	08/01/25	647,562
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	11.5050	07/15/31	173,265
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	TSFR3M + 3.862%	9.2770	07/20/31	483,964
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	TSFR3M + 5.262%	10.6770	07/20/31	2,435,270
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	9.0290	08/18/31	448,467

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	CLO — 1.7% (Continued)
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	10.1750	07/15/32	$458,750
					5,373,969
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5%
80,146	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	75,964
253,525	Adjustable Rate Mortgage Trust Series 2005-3 7A1(b)		5.3760	07/25/35	221,056
475,639	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	6.2970	11/25/35	154,593
33,505	Alternative Loan Trust Series 1998-4 IIA3(e)		5.8320	08/25/28	32,178
89,123	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	86,039
26,623	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	26,699
108,968	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	105,979
102,694	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	88,861
17,495	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	17,037
33,670	Alternative Loan Trust Series 2003-J3 2A1(g)		6.2500	12/25/33	32,795
8,997	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	8,669
136,090	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	120,023
54,247	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	52,851
45,282	Alternative Loan Trust Series 2004-15 1A2(b)		6.2410	09/25/34	42,462
565,823	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	534,960
427,471	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	383,794
80,024	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	69,536
38,709	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	35,038
31,966	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	25,663
132,574	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	111,393
76,516	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	5.8770	05/25/35	63,854
136,479	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	95,134
182,461	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	6.1500	08/25/35	144,054
40,736	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	20,509
52,601	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	29,696
32,385	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	24,612
96,551	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	6.0170	12/25/35	84,164
125,942	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	6.0570	01/25/36	113,101
105,859	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	31,770
43,355	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	40,396
1,068,047	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	995,145

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
369,552	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		4.0150	08/25/37	$156,681
93,783	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	7.8630	04/25/44	83,730
1,879,000	Angel Oak Mortgage Trust Series 2021-6 M1(b),(c)		2.7720	09/25/66	1,058,469
127,371	APS Resecuritization Trust Series 2016-3 3A(c),(d)	TSFR1M + 2.964%	8.3070	09/27/46	127,243
188,063	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	180,257
102,933	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	97,570
58,838	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9860	02/25/57	48,260
216,710	Banc of America Funding Trust Series 2005-1 1A1		5.5000	02/25/35	194,578
42,326	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	6.3590	06/20/35	29,919
30,526	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	5.5890	10/25/36	30,288
88,269	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	16,949
704,330	Banc of America Funding Trust Series 2006-I 4A1(b)		4.0840	10/20/46	575,923
16,582	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.5500	12/25/32	12,376
50,675	Banc of America Mortgage Trust Series 2005-E 2A1(b)		4.5840	06/25/35	42,109
43,789	Banc of America Mortgage Trust Series 2005-F 3A1(b)		5.2540	07/25/35	35,110
69,393	Banc of America Mortgage Trust Series 2005-G 2A1(b)		5.1300	08/25/35	58,672
25,414	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.1240	09/25/35	20,804
127,961	Banc of America Mortgage Trust Series 2005-L 2A4(b)		3.9890	01/25/36	102,191
841,585	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.7810	01/26/38	803,594
1,595,920	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.5260	03/26/37	1,547,251
838,498	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	655,139
3,598	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.0710	11/25/34	3,294
31,839	Bear Stearns ARM Trust Series 2003-5 1A1(b)		5.8670	08/25/33	29,518
4,211	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.6140	10/25/33	3,932
43,250	Bear Stearns ARM Trust Series 2003-8 2A1(b)		3.8970	01/25/34	39,353
105,998	Bear Stearns ARM Trust Series 2004-1 124M(b)		4.1790	04/25/34	89,784
11,476	Bear Stearns ARM Trust Series 2004-1 21A1(b)		4.9230	04/25/34	10,281
111,760	Bear Stearns ARM Trust Series 2004-5(b)		3.6770	07/25/34	89,112
95,797	Bear Stearns ARM Trust Series 2004-6 3A(b)		5.8900	09/25/34	67,314
878,603	Bear Stearns ARM Trust Series 2004-8 13A1(b)		4.0640	11/25/34	785,497
47,095	Bear Stearns ARM Trust Series 2004-8 2A1(b)		4.7030	11/25/34	42,714
41,852	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.2950	01/25/35	39,297
916,814	Bear Stearns ARM Trust Series 2007-3 2A1(b)		3.7320	05/25/47	729,436
582,668	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	235,459

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
588,796	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	$508,905
148,094	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		4.7580	01/26/36	118,577
35,215	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	6.1460	11/20/34	32,834
65,119	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	48,839
240,421	Brean Asset Backed Securities Trust Series 2021-RM2 A(b),(c)		1.7500	10/25/61	197,374
169,288	Brean Asset Backed Securities Trust Series 2022-RM5 A(b),(c)		4.5000	09/25/62	147,247
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(e)		5.2500	01/25/63	1,814,638
3,241,666	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	1,888,228
606,924	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	576,356
2,854,813	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,330,603
72,306	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4370	09/25/34	67,728
82,333	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	76,491
1,003,415	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	959,085
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	182,862
92,462	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8900	03/25/50	70,539
153,698	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	144,925
300,076	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.2130	09/25/36	244,796
483,864	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	7,285
267,879	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	65,114
189,112	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	5.7070	10/25/36	127,715
99,714	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	82,164
113,802	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	104,802
112,883	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		4.1160	02/25/34	95,581
27,175	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	25,752
49,733	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		4.7370	05/25/34	45,269
64,932	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	62,967
73,003	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	71,387
39,145	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		4.7410	07/20/34	36,324
112,697	CHL Mortgage Pass-Through Trust Series 2004-J5 A4		5.5000	07/25/34	105,286
39,424	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)		5.3660	08/25/34	34,885
57,665	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6		5.5000	01/25/35	55,479
53,750	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)		5.0120	04/20/35	47,653
2,971,198	CHL Mortgage Pass-Through Trust Series 2005-14 A1		6.0000	07/25/35	1,209,702

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
537,547	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12		5.0000	08/25/35	$320,273
99,632	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1		6.0000	02/25/36	40,413
81,098	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)		3.7650	03/25/37	70,988
292,314	CHL Mortgage Pass-Through Trust Series 2007-15 2A2		6.5000	09/25/37	106,860
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)		8.3630	03/25/58	243,816
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)		4.6220	03/25/67	131,430
855,206	CIM Trust Series 2019-J1 B3(b),(c)		3.9440	08/25/49	682,617
123,458	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5		5.5000	07/25/35	115,431
36,708	Citicorp Mortgage Securities Trust Series Series 2006-6 A4		6.0000	11/25/36	35,069
74,496	Citicorp Mortgage Securities Trust Series Series 2007-2 APO(f)		0.0000	02/25/37	38,255
181,497	Citicorp Mortgage Securities Trust Series Series 2007-4 1A5		6.0000	05/25/37	155,899
1,469	Citicorp Mortgage Securities Trust Series Series 2005-7 2A1		5.0000	10/25/55	1,441
102,726	Citigroup Global Markets Mortgage Securities VII, Series 1997- HUD2 B2(b)		7.0000	07/25/24	2,527
3,789	Citigroup Global Markets Mortgage Securities VII, Series 2002- HYB1 B2(b)		6.2320	09/25/32	3,337
159,336	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)		5.8900	09/25/34	136,895
176,996	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)		5.4840	05/25/35	161,473
55,948	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)		5.6080	02/25/37	55,203
561	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)		5.7020	03/25/37	554
42,973	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)		4.2500	01/25/53	38,936
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)		4.4670	05/25/60	230,432
258,543	CITIGROUP MORTGAGE LOAN TRUST Series 2021-J1 A4A(b),(c)		2.5000	04/25/51	196,565
11,432	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4		5.2500	09/25/33	10,139
101,878	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)		5.7890	08/25/34	88,992
24,318	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)		5.9110	08/25/34	20,874
43,963	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2		6.7500	08/25/34	38,445
43,996	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11		5.5000	05/25/35	42,332
38,221	COLT Funding, LLC Series 2021-3R A2(b),(c)		1.2570	12/25/64	31,458
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)		5.2500	03/25/65	400,318
130,754	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)		4.2590	11/25/31	130,315
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.2990	11/25/31	142,298
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.2020	01/25/32	123,987

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
74,357	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	$71,076
522,049	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	505,176
21,884	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	20,000
72,553	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8(d)	8*(USISDA30-USISDA02)	5.5000	10/25/33	66,857
217,658	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	200,920
160,488	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	145,781
104,670	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	6.1070	09/25/35	69,835
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1(g)		5.2500	01/01/24	—
418,201	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	381,251
87,021	CSFB Mortgage-Backed Pass-Through Certificates Series 2003- AR24 3A1(b)		4.7370	10/25/33	79,506
67,613	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	62,815
416,713	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	376,434
26,594	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	25,534
33,335	CSMC Series Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,382
308,570	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	77,628
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6040	01/25/60	175,486
506,774	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	230,949
31,989	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	30,864
37,908	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	6.1660	01/19/45	28,392
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8800	01/25/67	224,521
196,153	Fannie Mae Trust Series 2005-W3 3A(b)		4.0550	04/25/45	186,307
473,000	Finance of America HECM Buyout Series 2022-HB1 M3(b),(c)		5.0840	02/25/32	410,115
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	5.7620	11/26/35	34,709
151,536	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.8450	06/25/34	139,854
9,071	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.9430	09/25/34	8,574
59,789	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		6.4900	02/25/35	52,920
72,259	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	29,694

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
521,327	First Horizon Mortgage Pass-Through Trust Series 2005-AR3 2A1(b)		5.4650	08/25/35	$361,517
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	16,476
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	446
100,341	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		4.0270	11/25/36	55,245
237,346	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.8230	11/25/37	102,794
1,109,000	Flagstar Mortgage Trust Series 2017-1 B5(b),(c)		3.6190	03/25/47	623,518
355,470	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4610	05/25/48	282,529
274,399	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		4.0130	12/25/49	211,769
96,003	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3630	12/30/51	52,350
1,000,000	Freddie Mac STACR REMIC Trust Series 2022-HQA1 M2(c),(d)	SOFR30A + 5.250%	10.5780	03/25/42	1,063,258
420,000	Freddie Mac STACR REMIC Trust Series 2020-DNA6 B1(c),(d)	SOFR30A + 3.000%	8.3280	12/25/50	411,438
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	13.5930	07/25/49	1,111,255
89,994	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	6.2000	07/25/44	81,120
140,567	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	6.2100	10/25/44	125,068
1,031,051	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		7.6030	11/25/32	1,015,243
84,995	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	81,783
65,839	GMACM Mortgage Loan Trust Series 2005-AR3 5A2(b)		3.8730	06/19/35	53,934
1,891,760	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.0100	09/19/35	1,581,284
114,849	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.3570	04/19/36	83,578
303,180	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7240	10/20/62	6,813
1,213,077	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.1010	11/20/66	48,933
102,318	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.7960	06/20/24	96,446
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0470	08/25/49	299,432
1,213,111	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	1,095,906
1,049,579	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	5.8570	06/25/34	924,213
1,824,819	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,761,989
296,772	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	285,477
31,531	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	5.8070	03/25/35	27,614
164,841	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	5.8070	09/25/35	132,206
114,384	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	98,539

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
785,500	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	$112,390
119,323	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		4.2420	06/25/34	104,914
561,387	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	6.0570	12/25/34	244,552
42,833	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	39,849
29,482	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	5.8970	05/25/35	24,731
14,263	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	5.8970	05/25/35	10,506
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		5.0980	07/25/35	280,011
5,027	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	4,721
27,593	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	10,627
112,415	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	54,128
71,370	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		4.3050	05/25/37	41,108
222,274	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.2850	05/19/33	181,552
1,519,121	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.0380	11/19/34	1,349,104
43,445	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		5.8410	12/19/35	27,413
85,000	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	6.2220	07/25/35	83,369
189,555	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.4910	01/25/37	144,888
201,663	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	77,036
160,964	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		4.5320	09/25/37	116,630
267,372	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2260	07/25/51	212,912
168,621	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2260	07/25/51	126,976
272,957	Hundred Acre Wood Trust Series 2021-INV2 B3(b),(c)		3.2970	10/25/51	177,746
447,600	Hundred Acre Wood Trust Series 2021-INV2 B1(b),(c)		3.2970	10/25/51	319,173
294,904	Hundred Acre Wood Trust Series 2021-INV2 B2(b),(c)		3.2970	10/25/51	205,629
769,064	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3230	10/25/51	608,616
216,526	Hundred Acre Wood Trust Series 2021-INV3 B2(b),(c)		3.3230	12/25/51	151,265
140,278	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3230	12/25/51	93,312
53,575	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	51,825
62,150	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	59,035
28,752	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	7.2570	11/25/34	28,069
36,261	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	6.3420	03/25/35	31,944
282,162	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	6.2070	05/25/35	258,764
717,685	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	6.5820	05/25/35	665,479
590,118	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	6.2070	02/25/36	530,068
36,773	Impac CMB Trust Series Series 2004-10 3M3(d)	TSFR1M + 1.089%	6.4320	03/25/35	32,948

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
37,881	Impac CMB Trust Series Series 2005-2 2B(d)	TSFR1M + 2.589%	7.9320	04/25/35	$35,758
128,019	Impac CMB Trust Series Series 2005-8 2M3(d)	TSFR1M + 2.364%	7.7070	02/25/36	120,186
115,601	Impac CMB Trust Series Series 2005-8 2B(d)	TSFR1M + 2.364%	7.7070	02/25/36	106,517
191,668	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	152,865
86,577	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	6.1570	05/25/36	80,889
18,306	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		3.9920	12/25/34	16,182
252,065	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		4.0620	02/25/35	223,332
248,608	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	5.9170	04/25/35	200,762
197,557	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		3.9650	08/25/35	90,550
2,028	Interstar Millennium Series Trust Series 2003-3G A2(d)	US0003M + 0.500%	6.1530	09/27/35	1,849
23,963	Interstar Millennium Series Trust Series 2005-1G A(d)	US0003M + 0.400%	6.0590	12/08/36	20,962
245,916	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	TSFR1M + 7.036%	1.6930	12/25/35	21,624
889,777	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	6.0570	03/25/36	789,232
948,467	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	497,683
376,562	JP Morgan MBS Series Series 2006-R1 6A1(b),(c)		5.2560	09/28/44	302,007
33,238	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		5.7410	11/25/33	29,926
5,250	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		4.8830	07/25/34	4,830
23,849	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	20,988
30,458	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.3500	10/25/35	29,049
829,281	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	352,979
15,906	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.0490	06/25/36	10,751
180,976	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		3.9840	01/25/37	139,189
148,606	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		3.9840	01/25/37	111,915
350,202	JP Morgan Mortgage Trust Series 2007-A2 2A3(b)		4.4990	04/25/37	229,098
19,655	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	17,023
183,370	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1700	03/25/50	143,647
225,262	JP Morgan Mortgage Trust Series Series 2008-R2 2A(b),(c)		5.5000	12/27/35	171,970
121,464	JP Morgan Tax-Emept Pass-Through Trust Series Series 2012-3 A(b),(c)		3.0000	10/27/42	106,944
163,768	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	8.8070	10/25/57	162,747
2,614,872	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,423,011
139,302	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	133,047
97,663	LSTAR Securities Investment Ltd. Series 2020-1 A(c),(d)	TSFR1M + 2.914%	8.2350	02/01/26	93,750
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.3720	12/25/32	35,655
16,539	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.4870	07/25/33	14,787

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
39,335	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		4.0570	12/25/33	$35,079
20,658	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		5.1250	12/25/33	20,149
45,878	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		5.5190	01/25/34	40,153
50,399	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		6.2880	04/25/34	44,044
175,335	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		3.3840	12/25/34	163,954
222,804	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.8190	09/25/35	134,754
108,864	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		4.4280	05/25/36	40,376
154,596	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1730	05/25/33	137,200
41,928	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	37,993
54,003	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	54,013
100,067	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	92,512
184,065	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	170,794
56,125	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	55,168
208,190	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	196,013
24,664	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	23,466
52,763	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	47,190
41,386	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	38,722
164,779	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	152,361
690,905	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	664,364
870,220	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	849,875
25,400	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	13,984
2,179	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,855
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	221,769
866,092	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
19,914	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	18,603
47,857	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	40,011
48,875	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	46,689
63,181	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	59,057
8,411	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	7,854
185,009	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	155,790
8,941	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	8,374
2,874,522	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	2,154,448
69,855	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	54,175
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	5.9570	06/25/36	887,587

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
1,004,759	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	5.9070	10/25/36	$154,779
18,388	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	13,769
138,809	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.6090	05/25/36	124,686
16,786	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		4.4330	10/25/32	13,701
57,266	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		6.2190	10/25/32	51,351
362,849	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	340,323
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.2740	10/25/48	587,379
560,849	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6430	04/25/51	420,389
35,232	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003- A4 3A(b)		4.9700	05/25/33	31,447
159,601	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2005- A4 1A(b)		4.3990	07/25/35	66,185
32,184	Merrill Lynch Mortgage Investors Trust Series Series 2003-A6 1A(b)		5.6190	09/25/33	29,569
148,323	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2004- HB1(b)		5.1950	04/25/29	131,003
44,695	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 2A2(b)		3.3710	09/25/37	32,586
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		4.1210	08/25/61	792,813
60,154	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		5.8140	03/25/33	52,099
18,127	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.4770	02/25/34	16,746
23,985	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		3.3780	10/25/34	21,219
19,971	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.2880	10/25/34	17,366
15,965	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.9470	11/25/34	14,359
73,890	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	29,051
47,096	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		7.1250	06/25/36	42,931
2,899,257	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	5.7400	02/25/42	2,840,181
139,107	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	8.6820	12/25/34	133,552
241,094	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	6.2520	08/25/35	225,223
144,303	MRFC Mortgage Pass-Through Trust Series Series 2000-TBC3 B4(b),(c)		5.8110	12/15/30	128,894
545,621	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	524,936
26,609	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	25,598
337,374	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	282,239
720,000	New ResidentialMortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8810	11/25/59	456,055
151,455	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	133,183

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
540,101	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	5.9770	07/25/35	$373,343
81,410	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		5.9570	03/25/47	76,112
3,646,578	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	246,144
384,998	PHHMC Series Trust Series 2005-4 A8(b)		5.9010	07/18/35	364,540
361,299	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	339,205
456,760	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2480	02/25/50	347,638
17,712	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	16,751
4,168	RALI Series Trust Series 2005-QA4 A41(b)		4.1630	04/25/35	3,997
107,445	RALI Series Trust Series 2005-QA12 CB1(b)		5.3050	12/25/35	48,166
382,342	RAMP Series Trust Series 2002-SL1 AII4(b)		4.3030	06/25/32	347,672
10,367	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	01/25/37	9,603
328,957	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	268,996
8,438,392	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.0430	12/25/35	5,626,776
105,134	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.4410	01/25/34	82,175
17,693	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	16,281
13,603	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	13,137
84,156	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	5.8770	07/25/36	74,066
135,886	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	128,490
1,412,122	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	6.0070	08/25/33	1,231,498
513,469	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	464,050
26,052	RESIMAC Bastille Trust Series Series 2019-1NCA A1(c),(d)	TSFR1M + 1.044%	6.3740	09/05/57	26,250
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,260,578
280,087	RMF Proprietary Issuance Trust Series 2021-2 A(b),(c)		2.1250	09/25/61	223,078
1,045,030	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	735,932
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	699,395
232,741	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	185,954
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	562,539
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	172,743
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
650,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	441,738
46,607	Seasoned Credit Risk Transfer Trust Series Series 2017-3 B(f)		0.0000	07/25/56	4,998
860,000	Seasoned Credit Risk Transfer Trust Series Series 2019-1 M(b)		4.7500	07/25/58	764,882
3,140,000	Seasoned Credit Risk Transfer Trust Series Series 2020-1 M(b)		4.2500	08/25/59	2,689,686

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
3,400,000	Seasoned Credit Risk Transfer Trust Series Series 2020-2 M(b)		4.2500	11/25/59	$3,007,881
382,811	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	6.0660	07/20/33	333,773
32,243	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	6.0660	11/20/34	29,102
43,273	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	6.6970	11/20/34	35,032
64,557	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	5.8860	03/20/35	56,409
357,690	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	6.0010	05/20/35	252,040
349,192	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	6.2260	01/20/36	244,030
273,509	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	6.0460	06/20/36	208,748
152,644	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5130	05/25/43	142,585
267,880	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	233,973
77,265	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6070	02/25/47	52,201
78,158	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.6020	04/25/47	50,552
434,926	Sofi Mortgage Trust Series 2016-1A B3(b),(c)		3.0990	11/25/46	263,218
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	79,919
548,521	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		4.4290	10/25/37	432,480
48,502	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.8120	03/25/34	43,541
63,645	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		4.9080	12/25/34	53,958
206,830	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.8170	03/25/35	170,279
337,645	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.6170	07/25/35	179,568
783,236	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		4.9580	02/25/36	674,869
7,611	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	5.8370	09/25/36	6,583
307,993	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.4180	10/25/47	176,359
163,521	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A1(b)		5.6660	01/25/34	142,221
28,857	Structured Asset Sec Corp Mort Passthr Certs Ser Series 2003-40A 3A2(b)		5.6660	01/25/34	27,597
57,114	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	35,220
2,309	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	6.2090	12/25/33	2,106
13,381	Structured Asset Securities Corporation Series 2004-4XS A3A(e),(g)		4.9190	02/25/34	12,599
104,121	Structured Asset Securities Corporation Series 2004-4XS 1A5(e),(g)		4.9190	02/25/34	98,009
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		4.9190	02/25/34	323,031
78,630	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	5.8070	04/25/35	67,872

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)
106,691	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		3.9680	06/25/35	$89,948
59,228	Suntrust Alternative Loan Trust Series Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.7500	12/25/35	44,221
212,710	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6760	07/25/48	170,106
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1490	11/25/48	158,664
230,000	Towd Point Mortgage Trust Series 2015-1 B1(b),(c)		4.3540	10/25/53	199,481
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	88,385
538,000	Vista Point Securitization Trust Series 2020-1 M1(b),(c)		4.1510	03/25/65	496,218
48,738	Wachovia Mortgage Loan Trust, LLC Series Series 2006-A 4A1(b)		6.2380	05/20/36	46,856
41,710	WaMu Mortgage Pass-Through Certificates Series Series 2002- AR14 B1(b)		4.4120	11/25/32	35,612
38,142	WaMu Mortgage Pass-Through Certificates Series Series 2002- AR18 A(b)		4.4690	01/25/33	36,893
35,946	WaMu Mortgage Pass-Through Certificates Series Series 2003-S3 1A4		5.5000	06/25/33	32,925
39,267	WaMu Mortgage Pass-Through Certificates Series Series 2003-S5 1A13		5.5000	06/25/33	37,571
240,824	WaMu Mortgage Pass-Through Certificates Series Series 2003- AR9 1A7(b)		5.6810	09/25/33	211,469
22,053	WaMu Mortgage Pass-Through Certificates Series Series 2002- AR2 A(d)	ECOFC + 1.250%	4.2640	02/27/34	19,006
42,995	WaMu Mortgage Pass-Through Certificates Series Series 2006- AR2 1A1(b)		3.8370	03/25/36	38,153
9,769	WaMu Mortgage Pass-Through Certificates Series Series 2002- AR17 1A(d)	12MTA + 1.200%	6.0000	11/25/42	8,283
41,627	WaMu Mortgage Pass-Through Certificates Series Series 2005- AR1 A1A(d)	TSFR1M + 0.754%	6.0970	01/25/45	38,501
122,180	WaMu Mortgage Pass-Through Certificates Series Series 2006- AR8 1A1(b)		4.4100	08/25/46	107,808
154,499	Washington Mutual MSC Mortgage Pass-Through Series 2003- MS7 A12		5.5000	03/25/33	147,463
51,815	Washington Mutual MSC Mortgage Pass-Through Series 2003- MS9 2A		7.5000	04/25/33	51,324
182,899	Washington Mutual MSC Mortgage Pass-Through Series 2003- AR3 B1(b)		4.3320	06/25/33	149,711
12,999	Washington Mutual MSC Mortgage Pass-Through Series 2005- RA1 3B4(b),(c)		4.1880	01/25/35	10,483
608,506	Wells Fargo Alternative Loan Trust Series 2005-1 2A1		5.5000	02/25/35	542,095
1,014,463	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	977,329
72,505	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	61,060
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6600	07/25/47	129,609
65,317	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	51,868
210,206	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	188,207

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 32.5% (Continued)

	CREDIT CARD — 0.3%				$103,260,254
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	983,255

	HOME EQUITY — 3.7%
68,106	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	6.0170	10/25/33	64,108
160,395	AFC Trust Series Series 1999-3 1A(d)	TSFR1M + 1.094%	6.4190	09/28/29	104,108
44,059	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	7.6320	05/25/29	54,600
498,785	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	5.9070	03/25/37	489,875
2,989,822	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	6.4620	05/28/39	2,472,846
1,349,759	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	6.9620	02/28/40	1,286,335
29,194	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.6260	06/25/34	26,236
330,763	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	327,908
769,000	BRAVO Residential Funding Trust Series 2021-HE2 B2(c),(d)	SOFR30A + 3.400%	7.8930	11/25/69	684,903
236,253	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	6.4320	07/25/34	229,938
12,367	Citigroup Global Markets Mortgage Securities VII, Series 2002- WMC1 M1(d)	TSFR1M + 1.464%	6.8070	01/25/32	12,468
124,435	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	118,002
296,744	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.0900	05/15/30	275,554
109,370	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	6.0770	08/15/30	107,742
174,738	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	TSFR1M + 1.164%	6.5070	05/25/40	172,391
168,757	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	5.8760	02/27/35	149,197
65,241	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	64,566
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	6.0390	06/25/32	226,735
1,018,165	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	8.1570	07/25/34	917,756
232,470	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	6.2070	12/25/34	224,658
242,044	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	TSFR1M + 0.714%	6.0570	05/25/37	186,155
295,776	Morgan Stanley A.B.S Capital I Inc Trust Series Series 2003-SD1 M2(d)	TSFR1M + 4.014%	9.3570	03/25/33	270,618
100,449	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 Series 2006-HE2 M1(d)	TSFR1M + 0.609%	5.9520	03/25/36	84,731
257,423	NovaStar Mortgage Funding Trust Series Series 2003-4 A1(d)	TSFR1M + 0.854%	6.1970	02/25/34	250,075
29,061	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	6.1570	03/25/34	27,164
262,136	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	250,154

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	HOME EQUITY — 3.7% (Continued)
468,635	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	6.9570	12/25/32	$424,667
93,979	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	8.0070	12/25/32	75,386
26,304	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	26,288
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.6930	12/25/33	25,942
211,327	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.2140	12/25/33	195,894
150,232	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	2.0020	03/25/35	124,732
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		6.8960	02/25/35	1,463,872
309,947	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	304,433
40,728	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	5.7570	06/25/36	39,858
186,070	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	201,021
					11,960,916
	MANUFACTURED HOUSING — 0.3%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	851,208

	NON AGENCY CMBS — 25.7%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,281,571
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,479,520
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	411,083
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	530,055
300,000	BAMLL Commercial Mortgage Securities Trust Series 2014-520M C(b),(c)		4.3540	08/15/46	169,826
800,000	BANK Series 2019-BN17 E(c)		3.0000	04/15/52	401,123
1,735,000	BANK Series 2023-BNK45 E(c)		4.0000	02/15/56	898,256
868,000	BANK Series 2019-BN19 D(c)		3.0000	08/15/61	318,017
1,460,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,019,000
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	318,500
30,046	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	6.1020	08/25/35	26,086
46,492	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	7.1820	08/25/35	44,390
183,515	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	TSFR1M + 0.594%	5.7770	11/25/35	162,149
24,419	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	6.1320	01/25/36	21,369
84,448	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	5.8920	03/25/37	70,074
1,598,553	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	5.9220	07/25/37	1,440,240
385,029	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	5.9670	07/25/37	326,607
504,740	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	6.0120	07/25/37	429,130

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	NON AGENCY CMBS — 25.7% (Continued)
951,781	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	6.2070	07/25/37	$821,429
324,000	BBCMS Mortgage Trust Series 2019-BWAY A(c),(d)	TSFR1M + 1.070%	6.3930	11/15/34	230,099
1,040,000	Benchmark Mortgage Trust Series 2020-IG2 B(b),(c)		3.4030	09/15/48	572,782
88,283	Benchmark Mortgage Trust Series 2018-B5 A2		4.0770	07/15/51	82,498
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	99,565
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	371,451
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	427,575
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	195,224
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4800	05/25/52	431,423
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	201,206
993,958	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	TSFR1M + 3.150%	8.4700	03/22/24	988,663
121,757	CARBON CAPITAL VI COMMERCIAL MORTGAGE Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	8.2870	10/15/35	98,076
2,677,443	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	2,417,525
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	767,284
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	21,685
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	770,740
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.0800	12/15/47	354,472
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	83,079
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	TSFR1M + 1.264%	6.5870	06/15/31	1,987,863
1,471,526	CG-CCRE Commercial Mortgage Trust Series 2014-FL2 A(c),(d)	TSFR1M + 1.968%	7.2910	11/15/31	1,367,710
100,000	Citigroup Commercial Mortgage Trust Series 2016-C2 B		3.1760	08/10/49	84,671
349,345	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	5.9370	05/15/31	335,768
68,593	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	61,848
210,000	COMM Mortgage Trust Series 2013-CCRE8 D(b),(c)		3.7200	06/10/46	176,238
1,940,000	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,599,045
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,442,925
979,033	Commercial Mortgage Loan Trust Series 2008-LS1 AM(b)		6.8090	12/10/49	97,145
1,850,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.3140	06/15/57	1,496,363
165,000	CSAIL Commercial Mortgage Trust Series 2015-C3 C(b)		4.4960	08/15/48	122,589
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0660	11/15/51	172,830
470,000	CSAIL Commercial Mortgage Trust Series 2019-C16 C(b)		4.2370	06/15/52	341,995
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	216,143
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	998,368

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	NON AGENCY CMBS — 25.7% (Continued)
1,679,833	FREMF Mortgage Trust Series 2017-KF31 B(c),(d)	SOFR30A + 3.014%	8.3340	04/25/24	$1,673,564
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	7.9340	09/25/24	478,189
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	7.3340	06/25/25	50,735
272,180	GS Mortgage Securities Corp Trust Series 2013-G1 B(b),(c)		3.8450	04/10/31	219,421
1,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.6680	03/05/33	754,210
47,000	GS Mortgage Securities Corporation II Series 2005-ROCK F(c)		5.5150	05/03/32	40,720
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.2980	08/10/44	1,249,143
1,882,000	GS Mortgage Securities Trust Series 2014-GC18 B(b)		4.8850	01/10/47	1,760,800
26,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		5.1620	04/10/47	23,557
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		4.0770	11/10/49	802,410
11,756	GS Mortgage Securities Trust Series 2018-GS9 A2		3.8390	03/10/51	10,998
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,116,855
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,667,515
700,000	HMH Trust Series 2017-NSS A(c)		3.0620	07/05/31	597,640
2,366,000	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	2,091,122
100,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(c)		4.1540	08/05/34	78,461
66,956	Hudsons Bay Simon JV Trust Series 2015-HBFL AFL(c),(d)	TSFR1M + 1.944%	7.2740	08/05/34	63,456
82,308	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	8.0820	08/25/34	74,867
100,000	J.P. Morgan Chase Commercial Mortgage Securities Series 2016- NINE A(b),(c)		2.9490	09/06/38	87,533
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015- FL7 D(c),(d)	PRIME + 0.693%	9.1930	05/15/28	401,756
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018- PTC A(c),(d)	TSFR1M + 1.497%	6.8200	04/15/31	1,295,339
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7100	02/15/46	76,148
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013- LC11 E(b),(c)		3.2500	04/15/46	142,144
5,651,392	JP Morgan Chase Commercial Mortgage Securities Series 2007- LD11 AJ(b)		6.0110	06/15/49	1,363,316
2,982,031	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,314,727
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.3260	05/15/48	292,772
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3050	11/15/48	106,224
3,285,192	Lehman Brothers Small Balance Commercial Mortgage Series 1A M1(c),(d)	TSFR1M + 0.614%	5.9570	03/25/37	3,019,035
22,973	LSTAR Commercial Mortgage Trust Series 2015-3 AS(b),(c)		3.1190	04/20/48	22,304

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	NON AGENCY CMBS — 25.7% (Continued)
1,500,000	LSTAR Commercial Mortgage Trust Series 2015-3 D(b),(c)		3.1190	04/20/48	$1,378,715
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.7600	03/10/49	298,742
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.7600	03/10/49	1,695,850
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8240	03/10/50	1,043,677
380,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C10 E(b),(c)		4.1310	07/15/46	69,720
6,503,266	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013- C11 AS(b)		4.2130	08/15/46	5,910,493
130,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C16 C(b)		4.9670	06/15/47	96,728
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017- C33 AS		3.8520	05/15/50	455,412
240,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	193,250
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	309,313
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.4380	09/09/32	194,092
600,000	Morgan Stanley Capital I Trust Series 2021-PLZA C(b),(c)		2.9030	11/09/43	402,293
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.1570	05/15/48	110,886
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.8690	10/15/51	59,050
226,787	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		0.0000	11/28/35	227,326
691,292	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	7.4570	04/25/46	618,273
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		4.0770	05/10/39	272,862
314,469	RBS Commercial Funding Inc Trust Series 2013-SMV A(c)		3.2600	03/11/31	254,202
500,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.3280	02/25/52	375,009
5,630,000	ReadyCap Commercial Mortgage Trust Series 2018-4 D(b),(c)		5.2140	02/27/51	4,970,684
842,500	SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE A1(b),(c)		3.8720	01/05/43	581,027
472,681	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	403,629
332,000	UBS Commercial Mortgage Trust Series 2017-C2 B(b)		3.9930	08/15/50	269,229
457,352	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	422,822
799,842	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.8700	03/10/46	539,266
679,408	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	535,474
1,026,286	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	730,922
625,231	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	416,553
354,597	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	273,395
594,167	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	457,156
80,373	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	61,568

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	NON AGENCY CMBS — 25.7% (Continued)
2,194,465	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	$1,662,704
1,315,510	Velocity Commercial Capital Loan Trust Series 2022-2 M1(b),(c)		5.4100	04/25/52	1,168,952
1,329,264	Velocity Commercial Capital Loan Trust Series 2022-3 M1(b),(c)		6.1300	06/25/52	1,269,507
492,801	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	485,222
944,466	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		0.9080	07/15/41	2,054
73,739	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	70,671
672,690	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		4.0860	07/15/46	549,672
220,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.2560	11/15/59	143,184
45,975	WFRBS Commercial Mortgage Trust Series 2011-C4 C(b),(c)		5.1450	06/15/44	42,093
950,000	WFRBS Commercial Mortgage Trust Series 2013-C14 B(b)		3.8410	06/15/46	753,255
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	380,629
100,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	87,802
					81,901,597
	OTHER ABS — 1.6%
257,382	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	TSFR1M + 0.464%	5.7870	09/15/45	255,415
135,643	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	118,852
246,819	AFN A.B.SPROP001, LLC Series 2019-1A A2(c)		4.4600	05/20/49	183,557
13,075,261	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1870	10/15/52	301,863
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	775,006
82,376	FCI Funding, LLC Series 2021-1A A(c)		1.1300	04/15/33	76,128
839,090	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	817,669
1,936,804	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,481,846
61,149	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	54,589
145,499	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	107,884
519,765	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	453,832
39,505	Longtrain Leasing III, LLC Series 2015-1A A1(c)		2.9800	01/15/45	36,117
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	332,943
86,542	NP SPE II, LLC Series 2017-1A A1(c)		3.3720	10/21/47	75,347
10,173	Orange Lake Timeshare Trust Series 2019-A A(c)		3.0600	04/09/38	9,422
168,827	Orange Lake Timeshare Trust Series 2019-A D(c)		4.9300	04/09/38	155,744
					5,236,214
	RESIDENTIAL MORTGAGE — 3.0%
337,505	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	6.3970	06/25/29	312,013

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	RESIDENTIAL MORTGAGE — 3.0% (Continued)
7,377,272	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	7.1800	12/31/38	$3,138,199
56,960	CFMT, LLC Series 2021-HB7 A(b),(c)		1.1510	10/27/31	52,727
100,000	CFMT, LLC Series 2021-HB7 M1(b),(c)		2.1250	10/27/31	89,525
7,396	Chase Funding Trust Series Series 2002-4 2A1(d)	TSFR1M + 0.854%	6.1970	10/25/32	7,131
50,429	Chase Funding Trust Series Series 2004-1 1A7(e)		4.9850	11/25/33	47,713
890,243	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	8.8320	06/25/32	876,501
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.1290	03/25/34	99,613
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004- RP1(c),(d)	TSFR1M + 3.864%	9.2070	05/25/50	1,228,441
1,111,820	CSMC Trust Series 2017-RPL1(b),(c)		2.9640	07/25/57	506,599
214,010	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	6.3570	10/25/47	184,464
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	6.6570	11/25/34	10,626
45,595	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	44,782
26,137	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	TSFR1M + 0.354%	5.6970	06/25/32	25,522
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	7.2570	04/25/32	346,373
84,675	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	6.1170	12/25/35	65,012
23,517	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	6.5460	10/20/32	23,359
136,605	Interstar Millennium Series Trust Series 2004-4E A1(d)	EUR003M + 0.400%	4.3920	11/14/36	141,977
550,465	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	520,210
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	8.3070	06/25/33	56,222
67,075	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	6.5820	11/25/35	62,547
585,000	Mill City Mortgage Trust Series 2015-2 B1(b),(c)		3.7020	09/25/57	526,553
396,473	RAAC Series Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	6.0570	06/25/44	310,527
517,216	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	6.2170	10/25/46	488,044
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	8.3430	08/25/33	469,018
					9,633,698
	STUDENT LOANS — 1.0%
36,147	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	6.2960	01/25/43	32,585
2,315,000	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	SOFR30A + 4.354%	9.6830	11/26/40	2,596,945
196,831	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	165,405
63,461	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	5.7770	06/15/31	61,285
27,405	National Collegiate Trust (The) Series 2005-GATE B(c),(d)	US0001M + 0.450%	5.9070	07/27/26	25,128
16,287	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.8460	10/25/40	13,119

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 75.8% (Continued)
	STUDENT LOANS — 1.0% (Continued)
75,745	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.9060	01/25/55	$69,726
99,997	Student Loan A.B.S Repackaging Trust Series Series 2007-1 3A1(c),(d)	TSFR3M + 0.477%	5.8560	11/27/30	99,733
					3,063,926
	WHOLE BUSINESS — 0.9%
2,392,166	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	TSFR1M + 0.514%	5.8460	10/20/40	2,156,149
57,225	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	7.5960	10/20/40	46,317
114,625	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	7.5960	10/20/40	92,775
456,256	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	8.0000	12/27/44	439,439
					2,734,680
	TOTAL ASSET BACKED SECURITIES (Cost $255,739,628)				241,423,924

	CORPORATE BONDS — 12.2%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	59,500
274,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	12/31/33	168,510
65,000	Nomura America Finance, LLC(d)	4*(USISDA30-USISDA02)	0.0000	02/28/34	41,506
890,000	Nomura America Finance, LLC(d)	4*( USISDA30 - USISDA02 - 0.25%)	0.0000	07/29/34	544,012
					813,528
	BANKING — 3.7%
190,000	Bank of Nova Scotia (The)(d)	(4*(USISDA30-USISDA02))	0.0000	06/27/33	112,100
120,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2)	0.0000	01/30/34	73,200
100,000	Bank of Nova Scotia (The)(d)	4*(CMS30-CMS2 - 0.50%)	0.0000	08/28/34	59,125
75,000	Barclays Bank PLC(b)		0.0000	01/23/26	74,579
525,000	Barclays Bank PLC(d)	4.250*(USISDA30- USISDA02)	0.0000	09/13/28	405,563
50,000	Barclays Bank PLC(d)	4*(USISDA30-USISDA02)	0.0000	10/18/28	38,438
75,000	Barclays Bank PLC(d)	4*(USISDA10-USISDA02)- 1.00%	0.0000	08/15/33	45,938
58,000	Barclays Bank PLC(d)	4*(USISDA30-USISDA02- 0.5%)	0.0000	04/25/34	34,293
70,000	Barclays Bank PLC(d)	8*(USISDA30 – USISDA05 - 0.25%)	0.0000	07/31/34	43,750
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	106,200
430,000	Citigroup, Inc.(d)	4*(CMS30-CMS5 - 0.25%)	0.0000	06/11/33	260,150
1,037,000	Citigroup, Inc.(d)	4.5*(USISDA30-USISDA05)	0.0000	11/26/33	639,051

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.2% (Continued)
	BANKING — 3.7% (Continued)
507,000	Citigroup, Inc.(d)	4*(USISDA30-USISDA02) - 1.000%	0.0000	12/29/34	$309,270
55,000	Citigroup, Inc.(d)	20*(USISDA30-USISDA02 - 0.875%)	0.0000	08/31/35	33,000
170,000	Credit Suisse A.G.(d)	8*(USISDA30-USISDA02)	0.0000	07/31/30	96,900
627,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	09/30/30	382,470
300,000	Credit Suisse A.G.(d)	7.5*(USISDA30-USISDA02)	0.0000	09/30/30	180,000
220,000	Credit Suisse A.G.(d)	10*(USISDA30-USISDA02)	0.0000	01/29/31	135,300
791,000	Credit Suisse A.G.(d)	12*(USISDA30-USISDA02)	0.0000	04/29/31	492,398
1,024,000	Credit Suisse A.G.(d)	15*(USISDA30-USISDA02)	0.0000	10/31/31	637,440
120,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA05- 0.550%)	0.0000	01/31/33	68,400
245,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02- 0.40%)	0.0000	06/30/34	141,488
1,257,000	Deutsche Bank A.G.(d)	4*(USISDA30-USISDA02- 0.500%)	0.0000	08/28/34	725,917
4,009,000	Deutsche Bank A.G.(d)	4.5*(USISDA30 - USISDA02 - 0.25%)	0.0000	10/31/34	2,340,253
961,000	Deutsche Bank A.G.(d)	4*(USISDA30 - USISDA02 - 0.25%)	0.0000	11/26/34	562,185
738,000	Deutsche Bank A.G.(d)	10*(USISDA30-USISDA02) - 8.750%	0.0000	03/27/35	421,583
75,000	Deutsche Bank A.G.(d)	15*(USISDA30 - USISDA02 - 0.875%)	0.0000	12/23/35	42,750
100,000	HSBC USA, Inc.(d)	6.250*(USISDA30- USISDA05)	0.0000	05/21/29	76,500
200,000	Lloyds Bank plc(d)	(USISDA30-USISDA05+0.500%) - 0.500%	0.0000	01/31/33	117,500
136,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02 - 0.25%)	0.0000	10/25/33	81,600
655,000	Lloyds Bank plc(d)	4*(USISDA30-USISDA02) - 1.400%	0.0000	11/27/33	408,307
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISDA30-USISDA02)	0.0000	04/30/34	174,135
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISDA30 -USISDA05- 0.25%)	0.0000	07/31/34	848,399
618,000	Natixis US Medium-Term Note Program, LLC(d)	8*(USISDA30-USISDA02)	0.0000	03/31/36	370,800
125,000	NatWest Markets plc(d)	4*(CMS30-CMS2 - 0.25%)	0.0000	08/18/31	78,125
100,000	NatWest Markets plc(d)	4*(USISDA30 - USISDA02 - 0.50%)	0.0000	08/26/31	61,750
202,000	SG Structured Products, Inc.(b)		0.0000	03/31/26	166,145
185,000	SG Structured Products, Inc.(d)	4*(USISDA30 - USISDA02 - 0.50%)	0.0000	07/29/31	123,950

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.2% (Continued)
	BANKING — 3.7% (Continued)
744,000	Societe Generale S.A.(d)	10*(USISDA30-USISDA02)	0.0000	10/29/32	$465,000
203,000	Societe Generale S.A.(d)	50*(USISDA30-USISDA02)	0.0000	01/31/35	145,906
135,000	STRATS, LLC(d)	US0006M + 1.000%	6.8470	02/15/34	105,674
					11,685,532
	INSTITUTIONAL FINANCIAL SERVICES — 4.2%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISDA30-USISDA02)	0.0000	04/25/32	30,242
35,000	Citigroup Global Markets Holdings, Inc.(b)		0.0000	11/22/32	22,400
200,000	Citigroup Global Markets Holdings, Inc.		0.0000	03/29/34	142,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISDA30-USISDA02)	0.0000	03/29/34	41,700
95,000	Credit Suisse A.G.(b)		0.0000	10/30/30	57,950
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISDA30-USISDA05)	0.0000	03/19/29	280,138
500,000	GS Finance Corporation(d)	7*(USISDA30-USISDA05)- 1.75%	0.0000	03/24/31	295,000
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.1500	08/31/39	538,269
97,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(7.5*(USISDA30- USISDA02))	0.0000	05/31/34	58,685
30,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(8*(USISDA30-USISDA02))	0.0000	06/30/37	19,725
1,168,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(9*(USISDA30-USISDA02))	0.0000	07/31/37	687,660
446,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(9*(USISDA10-USISDA02))	0.0000	08/31/37	263,140
150,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(10*(USISDA10- USISDA02))	0.0000	08/31/37	88,500
248,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(10*(USISDA10- USISDA02))	0.0000	09/30/37	133,231
240,000	Jefferies Group, LLC / Jefferies Group Capital(d)	8.5*(USISDA30-USISDA02)	0.0000	10/31/37	141,543
110,000	Jefferies Group, LLC / Jefferies Group Capital(d)	(8*(USISDA30-USISDA02))	0.0000	01/31/38	65,038
762,000	Jefferies Group, LLC / Jefferies Group Capital(d)	USISOA30 + 0.750%	4.8870	02/28/38	514,202
280,000	Jefferies Group, LLC / Jefferies Group Capital(d)	TSFR3M + 4.262%	5.0000	03/20/40	229,585
115,000	Morgan Stanley(b)		0.0000	03/21/27	96,600
56,000	Morgan Stanley(d)	(4*(USISDA30-USISDA05))	0.0000	06/28/28	42,630
1,015,000	Morgan Stanley(d)	(8*(USISDA30-USISDA05))	0.0000	09/27/28	776,475
753,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	10/15/28	578,869
100,000	Morgan Stanley(b)		0.0000	06/29/29	84,125
3,588,000	Morgan Stanley(d)	(10*(USISDA30- USISDA02))	0.0000	04/30/30	2,421,899
1,388,000	Morgan Stanley(d)	(10*(USISDA30- USISDA02))	0.0000	05/29/30	936,899
403,000	Morgan Stanley(d)	(10*(USISDA30- USISDA02))	0.0000	06/30/30	265,980

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.2% (Continued)
221,000	Morgan Stanley(d)	(8*(USISDA30-USISDA02))	0.0000	07/31/30	$145,860
290,000	Morgan Stanley(d)	(8.5*(USISDA30- USISDA02))	0.0000	08/19/30	193,213
216,000	Morgan Stanley(d)	(8*(USISDA30-USISDA02))	0.0000	08/31/30	142,830
285,000	Morgan Stanley(d)	(10*(USISDA30- USISDA02))	0.0000	09/30/30	188,100
151,000	Morgan Stanley(d)	(7*(USISDA30-USISDA02))	0.0000	10/30/30	99,471
171,000	Morgan Stanley Series 10(d)	(5*(USISDA30-USISDA02))	0.0000	10/30/30	113,488
50,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	11/30/30	33,058
167,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	03/31/31	126,920
20,000	Morgan Stanley(b)		0.0000	03/31/31	14,200
89,000	Morgan Stanley(b)		0.0000	05/31/31	66,750
125,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	06/30/31	95,000
114,000	Morgan Stanley(b)		0.0000	07/29/31	85,500
228,200	Morgan Stanley(d)	(7*(USISDA30-USISDA02))	0.0000	09/16/31	151,753
117,000	Morgan Stanley(d)	(6*(USISDA30-USISDA02))	0.0000	01/30/34	69,615
209,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	03/31/34	119,653
287,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	05/30/34	164,308
220,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	07/31/34	125,950
121,000	Morgan Stanley(d)	5*(USISDA30-USISDA02)	0.0000	08/29/34	70,483
120,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	09/30/34	69,600
238,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	10/08/34	138,040
233,000	Morgan Stanley(d)	(7*(USISDA30-USISDA02))	0.0000	10/31/34	140,091
30,000	Morgan Stanley(d)	(5*(USISDA30-USISDA02))	0.0000	11/28/34	17,400
230,000	Morgan Stanley(d)	(4.5*(USISDA30-USISDA02))	0.0000	12/31/34	132,250
304,000	Morgan Stanley(d)	(8*(USISDA30-USISDA02))	0.0000	01/30/35	182,780
473,000	Morgan Stanley(d)	(4*(USISDA30-USISDA02))	0.0000	02/27/35	270,793
438,000	Morgan Stanley(d)	(6*(USISDA30-USISDA02))	0.0000	03/31/35	256,230
532,000	Morgan Stanley(d)	(9*(USISDA30-USISDA02))	0.0000	04/30/35	364,420
73,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	50,005
135,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	92,475
268,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	183,580
79,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	09/30/35	54,115
109,000	Morgan Stanley(d)	9*(USISDA30-USISDA02)	0.0000	11/30/35	74,665
134,000	Morgan Stanley(d)	(9*(USISDA30-USISDA02))	0.0000	12/23/35	91,790

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 12.2% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.2% (Continued)
816,000	Morgan Stanley(d)	(10*(USISDA30- USISDA02))	0.0000	02/29/36	$497,760
					13,434,631
	LEISURE FACILITIES & SERVICES — 0.1%
473,013	Times Square Hotel Trust(c)		8.5280	08/01/26	469,026

	OIL & GAS PRODUCERS — 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	233,343
870,000	Petroleos Mexicanos		6.7500	09/21/47	532,655
					765,998
	REAL ESTATE INVESTMENT TRUSTS — 0.0%(h)
110,000	American Tower Trust #1(c)		3.6520	03/23/28	101,778

	SPECIALTY FINANCE — 3.7%
183,643	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	5.7770	02/15/52	139,752
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	7.9130	05/01/32	2,300,279
498,000	Morgan Stanley Finance, LLC(d)	15(USISDA30-USISDA02)	0.0000	04/30/33	347,978
541,000	Morgan Stanley Finance, LLC(d)	(10*(USISDA30- USISDA02))	0.0000	06/30/36	331,363
215,000	Morgan Stanley Finance, LLC(d)	(15*(USISDA30- USISDA02))	0.0000	07/29/36	133,300
3,474,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30- USISDA02))	0.0000	08/31/36	2,179,935
788,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30- USISDA02))	0.0000	09/30/36	494,470
4,218,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30- USISDA02))	0.0000	11/29/36	2,646,794
1,269,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30- USISDA02))	0.0000	01/31/37	796,298
361,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30- USISDA02))	0.0000	04/28/37	226,528
267,000	Morgan Stanley Finance, LLC(d)	20*(USISDA30-USISDA02)	0.0000	07/31/37	167,543
2,014,000	Morgan Stanley Finance, LLC(d)	(10*(USISDA30- USISDA02))	0.0000	09/29/37	1,233,575
158,000	Morgan Stanley Finance, LLC(d)	(20*(USISDA30- USISDA02))	0.0000	09/29/37	99,145
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	US0003M + 0.860%	6.5210	07/03/33	24,882
634,876	Select Notes Trust LT		5.9100	02/22/33	559,046
					11,680,888

	TOTAL CORPORATE BONDS (Cost $55,206,949)				38,951,381

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.3%
	SOVEREIGN — 0.1%
200,000	Argentina Bonar Bonds(e)	0.7500	07/09/30	$69,050
24,086	Argentine Republic Government International Bond	1.0000	07/09/29	8,793
1,185,000	Argentine Republic Government International Bond(e)	3.6250	07/09/35	387,412
				465,255
	SUPRANATIONAL — 0.2%
964,000	International Bank for Reconstruction & Development(b)	0.0000	06/30/34	607,320

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $1,463,239)			1,072,575

	U.S. GOVERNMENT & AGENCIES — 6.8%
	AGENCY FIXED RATE — 1.3%
3,974,964	Fannie Mae Pool BY8354	6.0000	08/01/53	3,987,816

	AGENCY MBS OTHER — 0.0%(h)
35,385	Fannie Mae Pool 257064	4.5000	11/01/37	34,530
18,324	Ginnie Mae II Pool BU6365(b)	4.5690	04/20/70	18,032
				52,562
	U.S. TREASURY NOTES — 5.5%
1,000,000	United States Treasury Note	4.0000	06/30/28	986,309
1,000,000	United States Treasury Note	3.7500	06/30/30	964,590
12,000,000	United States Treasury Note	3.5000	02/15/33	11,213,437
5,000,000	United States Treasury Note	3.3750	05/15/33	4,619,531
				17,783,867
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $22,528,317)			21,824,245

	TOTAL INVESTMENTS - 95.1% (Cost $334,938,133)			$303,272,125
	OTHER ASSETS IN EXCESS OF LIABILITIES - 4.9%			15,503,622
	NET ASSETS - 100.0%			$318,775,747

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
120	Ultra 10-Year US Treasury Note Futures	03/19/2024	$13,621,875	$98,625

	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Depreciation
80	Cboe iBoxx iShares $ High Yield Corporate Bond	03/01/2024	$11,894,000	$(117,240)

	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY Series 40	Annual	GS	5.00%	6/20/2028	$29,700,000	$(1,579,810)	$(916,663)	$(663,147)
CDX.NA.HY Series 41	Annual	GS	5.00%	12/20/2028	10,890,000	(520,740)	(437,892)	(82,848)

Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(213,331)	(122,152)	(91,179)
TOTAL						$(2,313,881)	$(1,476,707)	$(837,174)

INTEREST RATE SWAP
Reference Entity	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
1 Year SOFR Compound Index	Annual	GS	0.9975%	1/25/2024	$100,000,000	$4,219,581	$—	$4,219,581

GS	- Goldman Sachs
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury
CMS2	2 Year Constant Maturity Swap Rate
CMS5	5 Year Constant Maturity Swap Rate
CMS30	30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 month
TSFR3M	Secured Overnight Financing Rate 3 month
TSFR6M	Secured Overnight Financing Rate 6 month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA02	2 Year Dollar ICE Swap Rate
USISDA05	5 Year Dollar ICE Swap Rate
USISDA10	10 Year Dollar ICE Swap Rate
USISDA30	30 Year Dollar ICE Swap Rate
USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

(a)	Interest only securities.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2023 the total market value of 144A securities is $160,697,157 or 50.4% of net assets.

(d)	Variable rate security; the rate shown represents the rate on November 30, 2023.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at November 30, 2023.

(f)	Zero coupon bond.

(g)	Non-income producing security.

(h)	Percentage rounds to less than 0.1%.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2023

Assets:
Total Investments, at cost	$334,938,133

Total Investments, at value	$303,272,125
Cash	4,512,872
Foreign cash ($29,600)	29,362
Deposit in collateral account for swaps	3,611,781
Deposit at broker for swaps	2,112,964
Deposit at broker for futures	796,234
Unrealized appreciation on swaps	4,219,581
Unrealized appreciation on futures	98,625
Receivable for securities sold	1,194,221
Receivable for fund shares sold	300,773
Interest and dividends receivable	1,651,869
Prepaid expenses and other assets	238,937
Total Assets	322,039,344

Liabilities:
Payable for securities purchased	76,102
Payable for fund shares redeemed	273,695
Premiums received on swaps	1,476,707
Unrealized depreciation on swaps	837,174
Unrealized depreciation on futures	117,240
Administrator fees payable	96,138
Payable to manager	254,194
Trustee fees payable	5,839
Payable for distribution (12b-1) fees	10,032
Compliance officer fees payable	1,195
Accrued expenses and other liabilities	115,281
Total Liabilities	3,263,597

Net Assets	$318,775,747

Net Assets:
Paid in capital	$356,329,075
Accumulated loss	(37,553,328)
Net Assets	$318,775,747

Net Asset Value Per Share
Class A
Net Assets	$6,031,186
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	618,270
Net asset value	$9.75
Offering price per share (maximum sales charge of 2.00%)	$9.95

Class C
Net Assets	$3,539,534
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	372,307
Net asset value/offering price per share	$9.51

Class I
Net Assets	$229,746,912
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	24,167,503
Net asset value/offering price per share	$9.51

Class R6
Net Assets	$79,458,115
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,169,094
Net asset value/offering price per share	$9.73

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES
FUND STATEMENT OF OPERATIONS
For the Year Ended November 30, 2023

Investment Income:
Interest income	$20,294,074
Total Investment Income	20,294,074

Operating Expenses:
Management fees	3,942,805
Distribution (12b-1) fees
Class A Shares	25,312
Class C Shares	38,908
Administration fees	465,525
Interest expenses	363,353
Shareholder servicing fees	259,379
Transfer Agent fees	121,670
Legal fees	97,056
Registration fees	77,767
Custodian fees	53,902
Printing and postage expense	43,363
Audit fees	22,731
Trustees’ fees	22,307
Insurance expense	18,000
Compliance officer fees	6,167
Miscellaneous expenses	12,829
Total Operating Expenses	5,571,074

Less: Expenses waived	(619,614)
Total Waivers	(619,614)

Net Operating Expenses	4,951,460

Net Investment Income	15,342,614

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(1,542,816)
Futures	425,698
Swaps	691,373
Net realized (loss)	(425,745)

Net change in unrealized appreciation/(depreciation) on:
Investments	646,171
Futures	(18,615)
Swaps	(1,327,724)
Net change in unrealized depreciation	(700,168)
Net Realized and Unrealized (Loss) on investments	(1,125,913)

Net Increase in Net Assets Resulting From Operations	$14,216,701

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30, 2023	November 30, 2022
Operations:
Net investment income	$15,342,614	$11,330,827
Net realized (loss) on investments	(425,745)	(1,445,922)
Net change in unrealized (depreciation) on investments	(700,168)	(33,012,258)
Net increase/(decrease) in net assets resulting from operations	14,216,701	(23,127,353)

Distributions to Shareholders:
Total Distributions:
Class I	(15,460,411)	(11,276,015)
Class A	(659,176)	(694,638)
Class C	(233,492)	(220,813)
Class R6	(5,964,481)	(4,185,637)
Total Dividends and Distributions to Shareholders	(22,317,560)	(16,377,103)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	121,236,095	152,840,023
Class A	4,102,974	5,758,497
Class C	725,489	1,295,088
Class R6	13,420,081	65,569,643
Reinvestment of dividends and distributions
Class I	13,780,377	9,641,868
Class A	530,834	595,386
Class C	164,808	145,951
Class R6	4,724,777	3,151,949
Cost of shares redeemed
Class I	(105,969,267)	(144,056,411)
Class A	(9,568,819)	(9,048,548)
Class C	(1,716,476)	(1,958,764)
Class R6	(29,892,214)	(26,663,270)
Net increase in net assets from share transactions of beneficial interest	11,538,659	57,271,412

Total Increase in Net Assets	3,437,800	17,766,956

Net Assets:
Beginning of year	315,337,947	297,570,991
End of year	$318,775,747	$315,337,947

Share Activity
Shares sold
Class I	12,562,281	14,665,435
Class A	414,956	539,809
Class C	75,174	124,464
Class R6	1,360,347	6,108,852
Shares Reinvested
Class I	1,438,071	930,035
Class A	53,971	55,732
Class C	17,190	13,964
Class R6	483,125	300,790
Shares redeemed
Class I	(11,001,893)	(13,970,464)
Class A	(975,479)	(861,927)
Class C	(177,742)	(191,272)
Class R6	(3,034,920)	(2,547,727)
Net Increase in shares of beneficial interest	1,215,081	5,167,691

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Class A
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	November 30,	November 30,	November 30,		November 30,		November 30,
	2023	2022	2021		2020		2019
Net Asset Value, Beginning of Year	$10.00	$11.26	$11.35		$10.68		$10.16
Income (Loss) from Investment Operations:
Net investment income (1)	0.43	0.32	0.36		0.42		0.41
Net realized and unrealized gain (loss)	(0.04)	(1.07)	0.24		0.95		0.46
Total from investment operations	0.39	(0.75)	0.60		1.37		0.87
Dividends and Distributions:
Dividends from net investment income	(0.64)	(0.34)	(0.38)		(0.52)		(0.34)
Distributions from realized gains	—	(0.17)	(0.31)		(0.18)		(0.01)
Total dividends and distributions	(0.64)	(0.51)	(0.69)		(0.70)		(0.35)

Redemption Fees	—	—	—		—		0.00	**

Net Asset Value, End of Year	$9.75	$10.00	$11.26		$11.35		$10.68

Total Return*	4.04%	(6.84)%	5.44	% #	13.54	% #	8.67	% #
Ratios and Supplemental Data:
Net assets, end of year (000s)	$6,031	$11,247	$15,664		$12,466		$435
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.93%	1.86%	1.86%		2.01%		2.38%
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.84%	1.80%	1.76%		1.79%		1.74%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	4.32%	3.01%	3.18%		3.89%		3.84%
Portfolio Turnover Rate	42%	77%	84%		132%		111%

	Class C
	For the	For the	For the		For the		For the
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	November 30,	November 30,	November 30,		November 30,		November 30,
	2023	2022	2021		2020		2019
Net Asset Value, Beginning of Year	$9.76	$11.00	$11.10		$10.45		$10.16
Income (Loss) from Investment Operations:
Net investment income (1)	0.35	0.23	0.27		0.33		0.32
Net realized and unrealized gain (loss)	(0.03)	(1.04)	0.24		0.93		0.31
Total from investment operations	0.32	(0.81)	0.51		1.26		0.63
Dividends and Distributions:
Dividends from net investment income	(0.57)	(0.26)	(0.30)		(0.43)		(0.33)
Distributions from realized gains	—	(0.17)	(0.31)		(0.18)		(0.01)
Total dividends and distributions	(0.57)	(0.43)	(0.61)		(0.61)		(0.34)

Redemption Fees	—	—	—		—		—

Net Asset Value, End of Year	$9.51	$9.76	$11.00		$11.10		$10.45

Total Return*	3.37%	(7.50)%	4.71%		12.62%		6.24	% #
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,540	$4,467	$5,616		$3,262		$1,468
Ratio of gross operating expenses to average net assets including interest expense (2,5)	2.68%	2.61%	2.61%		2.81%		3.11%
Ratio of net operating expenses to average net assets including interest expense (2,6)	2.59%	2.55%	2.51%		2.54%		2.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	3.58%	2.28%	2.41%		3.12%		3.09%
Portfolio Turnover Rate	42%	77%	84%		132%		111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross operating expenses to average net assets excluding interest expense (2)	1.82%	1.79%	1.83%	1.96%	2.38%

(4)	Ratio of net operating expenses to average net assets excluding interest expense (2)	1.73%	1.73%	1.73%	1.74%	1.74%

(5)	Ratio of gross operating expenses to average net assets excluding interest expense (2)	2.57%	2.54%	2.58%	2.76%	3.11%

(6)	Ratio of net operating expenses to average net assets excluding interest expense (2)	2.48%	2.48%	2.48%	2.49%	2.49%

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Class I
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$9.76	$11.00	$11.10	$10.46	$10.15
Income (Loss) from Investment Operations:
Net investment income (1)	0.44	0.34	0.38	0.44	0.40
Net realized and unrealized gain (loss)	(0.02)	(1.05)	0.23	0.93	0.30
Total from investment operations	0.42	(0.71)	0.61	1.37	0.70
Dividends and Distributions:
Dividends from net investment income	(0.67)	(0.36)	(0.40)	(0.55)	(0.38)
Distributions from realized gains	—	(0.17)	(0.31)	(0.18)	(0.01)
Total dividends and distributions	(0.67)	(0.53)	(0.71)	(0.73)	(0.39)

Redemption Fees	—	—	—	—	0.00 **

Net Asset Value, End of Year	$9.51	$9.76	$11.00	$11.10	$10.46

Total Return*	4.42%	(6.58)%	5.74%	13.80%	6.97%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$229,747	$206,630	$215,003	$112,226	$4,982
Ratio of gross operating expenses to average net assets including interest expense (2,3)	1.68%	1.61%	1.61%	1.79%	1.99%
Ratio of net operating expenses to average net assets including interest expense (2,4)	1.59%	1.55%	1.51%	1.54%	1.49%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	4.59%	3.29%	3.40%	4.11%	3.88%
Portfolio Turnover Rate	42%	77%	84%	132%	111%

	Class R6
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	November 30,	November 30,	November 30,	November 30,	November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$9.93	$11.15	$11.20	$10.51	$10.16
Income (Loss) from Investment Operations:
Net investment income (1)	0.49	0.38	0.43	0.48	0.43
Net realized and unrealized gain (loss)	(0.02)	(1.07)	0.23	0.94	0.31
Total from investment operations	0.47	(0.69)	0.66	1.42	0.74
Dividends and Distributions:
Dividends from net investment income	(0.67)	(0.36)	(0.40)	(0.55)	(0.38)
Distributions from realized gains	—	(0.17)	(0.31)	(0.18)	(0.01)
Total dividends and distributions	(0.67)	(0.53)	(0.71)	(0.73)	(0.39)

Redemption Fees	—	—	—	—	0.00 **

Net Asset Value, End of Year	$9.73	$9.93	$11.15	$11.20	$10.51

Total Return*	4.86%	(6.30)%	6.16%	14.23%	7.36%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$79,458	$92,994	$61,289	$62,369	$30,209
Ratio of gross operating expenses to average net assets including interest expense (2,5)	1.68%	1.61%	1.63%	1.80%	1.93%
Ratio of net operating expenses to average net assets including interest expense (2,6)	1.20%	1.18%	1.14%	1.17%	1.13%
Ratio of net investment income (loss) after expense reimbursement to average net assets (2,7)	4.97%	3.68%	3.82%	4.51%	4.11%
Portfolio Turnover Rate	42%	77%	84%	132%	111%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(3)	Ratio of gross operating expenses to average net assets excluding interest expense (2)	1.57%	1.54%	1.58%	1.74%	2.00%

(4)	Ratio of net operating expenses to average net assets excluding interest expense (2)	1.48%	1.48%	1.48%	1.49%	1.49%

(5)	Ratio of gross operating expenses to average net assets excluding interest expense (2)	1.57%	1.54%	1.61%	1.75%	1.93%

(6)	Ratio of net operating expenses to average net assets excluding interest expense (2)	1.09%	1.11%	1.11%	1.12%	1.13%

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2023

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Easterly Income Opportunities Fund (the “Fund”) is a series of the James Alpha Fund Trust dba Easterly Funds Trust (the “Trust”) and was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust currently consists of five series. Easterly Funds LLC serves as the Fund’s Advisor. Orange Investment Advisors LLC serves as the Sub-Advisor.

Primary Objective

High level of risk adjusted current income and capital appreciation with a secondary objective of capital preservation.

Currently, the Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares are offered at net asset value plus a maximum sales load of 2.00%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. Debt securities may be valued at prices supplied by the Fund’s pricing services based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Swap transactions are valued through an independent pricing service. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (I) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. Easterly and the sub-adviser to the Fund may, in their discretion, value an odd lot fixed income security at what Easterly and the sub-adviser believe is a fair price and not the pricing service price if Easterly and the sub-adviser deem the price provided by the pricing service to not represent its fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2023 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2023, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$241,423,924	$—	$241,423,924
Corporate Bonds	—	38,951,381	—	38,951,381
Non U.S. Government & Agencies	—	1,072,575	—	1,072,575
U.S. Government & Agencies	—	21,824,245	—	21,824,245
Total Assets	$—	$303,272,125	$—	$303,272,125
Assets - Derivatives
Interest Rate Swap**	$—	$4,219,581	$—	$4,219,581
Futures**	98,625	—	—	98,625
Total Asset Derivatives	$98,625	$4,219,581	$—	$4,318,206
Liabilities - Derivatives
Credit Default Swap**	$—	$837,174	$—	$837,174
Futures**	117,240	—	—	117,240
Total Liability Derivatives	$117,240	$837,174	$—	$954,414

There were no level 3 securities held during the year.

*	Refer to the Schedules of Investments for industry or category classifications.
**	Amounts shown for swaps and futures are unrealized appreciation/depreciation.

(b) Federal Income Tax

It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2020, to November 30, 2022, or expected to be taken in the Fund’s November 30, 2023 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended November 30, 2023, the Fund did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statement of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes the Fund’s intended dividend and capital gain declaration policy:

Income Dividends	Capital Gains
Monthly	Annually

The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(f) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2023 (Continued)

(g) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Disruptions Risk. The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19), which can negatively impact the securities markets and cause the Fund to lose value.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Funds LLC acts as investment manager for the Fund pursuant to the terms of a Management Agreement with the Trust, on behalf of the Fund (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s respective investment policies and restrictions. The Fund’s investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Funds LLC serves the Fund in a supervision capacity with responsibility to monitor the performance of the Fund’s outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to the Fund. The management fees are payable to Easterly Funds LLC monthly by the Fund and are computed daily as shown in the table below. The Fund’s subadvisor is paid by the manager, not the Fund.

(b) Pursuant to an operating expense limitation agreement between Easterly Funds LLC and the Fund, Easterly Funds LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Funds LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. The expense limitation agreement will be in effect through March 31, 2024.

						Fee Waived/
Management	Expenses Limitation					Expenses Reimbursed
Agreement	Cl A	Cl C	Cl I	CL R6	Expires	YTD 11/30/2023
1.20%	1.73%	2.48%	1.48%	0.89%*	3/31/2024	$619,614

*	Prior to November 6, 2023, the Expense Limitations was 1.11%.

The following table shows the available waived expenses and expiration date for the Fund subject to potential recovery.

11/30/2024	11/30/2025	11/30/2026
$472,087	$552,449	$619,614

(c) Effective October 2, 2023, Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Fund. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of each of the Fund’s Class C shares. Prior to October 2, 20023 Ultimus Fund Distributers, LLC (“UFD”) was the Funds distributor. For the year ended, November 30, 2023, sales charges on sales of the Fund’s Class A shares were as follows:

Sales Charges Class A
Easterly Securities, LLC	Ultimus Fund Distributers, LLC
$2,351	9,072

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2023 (Continued)

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of this agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Certain employees of UFS and NLCS are also officers of the Trust,and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the year ended November 30, 2023, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Fund were $172,572,498 and $129,079,718, respectively.

(b) Futures Contracts – The Fund may purchase and sell futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

(c) Swap Agreements – The Fund is subject to interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statement of Assets and Liabilities at November 30, 2023, was as follows:

		Location of derivatives on Statement of	Fair value of asset/liability
Derivative	Risk Type	Assets and Liabilities	derivatives
Swap Contracts	Interest Rate	Unrealized appreciation on swaps	$4,219,581
Futures	Interest Rate	Unrealized appreciation on futures	98,625
		Totals	$4,318,206

Swap Contracts	Credit Default	Unrealized depreciation on swaps	$(837,174)
Futures	Interest Rate	Unrealized depreciation on futures	(117,240)
		Totals	$(954,414)

The effect of derivative instruments on the Statement of Operations for the year ended November 30, 2023, was as follows:

			Realized and unrealized
Derivative	Location of gain (loss) on derivatives	Risk Type	gain (loss) on derivatives
Swap Contracts
	Net realized gain on swaps	Interest Rate	$691,373
	Net change in unrealized (depreciation) on swaps	Interest Rate	$(1,327,724)
Futures
	Net realized gain from futures	Interest Rate	$425,698
	Net change in unrealized appreciation on futures	Interest Rate	$(18,615)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2023 (Continued)

The following table presents the Fund’s assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of November 30, 2023.

		Gross Amounts not offset in the Statement of Assets
		and Liabilities
	Gross Amounts Recognized	Financial Instruments	Cash Collateral
	Assets	Pledged	Pledged *	Net Amount of Assets
Description of Asset:
Interest Rate Swap	$4,219,581	$—	$(837,174)	$3,382,407
Total	$4,219,581	$—	$(837,174)	$3,382,407

		Gross Amounts not offset in the Statement of Assets
		and Liabilities
	Gross Amounts of Recognized	Financial Instruments	Cash Collateral	Net Amount of
	Liabilities	Pledged	Pledged *	Liabilities
Description of Liability:
Credit Default Swap	$(837,174)	—	$837,174	$—
Total	$(837,174)	$—	$837,174	$—

*	Excess collateral not included.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Cost for			Tax Net
Federal Tax	Unrealized	Unrealized	Unrealized
Purposes	Appreciation	Depreciation	App/Dep
335,250,686	8,358,418	(40,336,979)	(31,978,561)

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended November 30, 2023, and November 30, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	November 30, 2023	November 30, 2022
Ordinary Income	$22,317,560	$13,855,861
Long-Term Capital Gains	—	2,521,242
Return of Capital	—	—
	$22,317,560	$16,377,103

As of November 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$638,788	$—	$(1,194,613)	$(5,019,971)	$—	$(31,977,532)	$(37,553,328)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open forward foreign currency contracts, 1256 options, swaps, and adjustments for contingent convertible debt securities. The unrealized appreciation/(depreciation) in the table above includes unrealized foreign currency gains (losses) of $1,029 for the Fund.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,194,613.

At November 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-
Expiring	Non-Expiring		CLCF
Short-Term	Long-Term	Total	Utilized
$—	$5,019,971	$5,019,971	$—

EASTERLY INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
Year Ended November 30, 2023 (Continued)

6.	LINE OF CREDIT

Currently, the Fund has a $33,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. There were no borrowings outstanding at year end.

7.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of James Alpha Funds Trust d/b/a Easterly
Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Easterly Income Opportunities Fund, (the “Fund”) a series of the James Alpha Funds Trust d/b/a Easterly Funds Trust (the “Trust”), including the schedule of investments as of November 30, 2023, and the related statement of operations for the year then year ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 29, 2024

SUPPLEMENTAL INFORMATION (Unaudited)

On October 18, 2023, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware business trust, met to consider, among other things, (i) the renewal of the investment management agreement between the Trust, on behalf of the Easterly Income Opportunities Fund (the “Fund” or “Income Opportunities Fund”), and Easterly Funds LLC (“Easterly”) (the “Investment Management Agreement”) and (ii) the renewal of the amended and restated sub-advisory agreement for the Income Opportunities Fund between Easterly and Orange Investment Advisors, LLC (the “Sub-Adviser”) (the “Sub-Advisory Agreement,” and together with the Investment Management Agreement, the “Advisory Agreements”).

In the course of consideration of the approval of the Advisory Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Advisory Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of Easterly.

In considering the renewal of the Advisory Agreements and reaching their conclusion with respect to the Advisory Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Fund; (ii) information comparing the investment performance, advisory fees and operating expense ratio of the Fund to other funds; (iii) information about profits to be realized by Easterly and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors.

As part of the contract renewal process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received presentations from Easterly and the Sub-Adviser. The Board also took into account information provided to the Board throughout the year in considering whether to approve the Advisory Agreements. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by Easterly’s presentation. After evaluating the factors discussed below, among others, the Board approved the renewal of the Advisory Agreements and determined that the compensation payable thereunder by the Fund to Easterly and by Easterly to the Sub-Adviser is fair and reasonable.

Nature, Extent and Quality of Services. In considering the renewal of the Investment Management Agreement with Easterly, the Board considered the nature, extent and quality of services that Easterly provided to the Fund, including Easterly’s personnel and resources. The Board reviewed the services Easterly provided in serving as investment adviser and the backgrounds of the personnel providing services to the Fund, including portfolio managers. They also reviewed information provided regarding risk management and compliance and regulatory matters. The Board acknowledged Easterly’s efforts and resources with respect to various regulatory initiatives, including with respect to derivatives and valuation. The Board also considered Easterly’s financial position and the entrepreneurial risk that Easterly was undertaking to maintain its financial commitment to the Trust.

The Board noted the responsibilities that Easterly has as the Fund’s investment manager, including(i) overseeing the investment decisions of the Sub-Adviser and conduct ongoing performance reviews; (ii) reviewing and monitoring the portfolio trading by the Sub-Adviser, including without limitation, trade allocation policies and procedures, best execution and the use of soft-dollars; (iii) overseeing the Sub-

SUPPLEMENTAL INFORMATION (Unaudited)

Adviser’s compliance with prospectus limitations and other relevant investment restrictions; (iv) coordinating communications with the Sub-Adviser; and (v) if deemed necessary, recommending to the Board changing a sub-adviser. The Board concluded that the services Easterly provided are satisfactory.

In considering the approval of the Sub-Advisory Agreement, and the Fund’s Sub-Adviser, the Board considered the nature, extent and quality of services the Sub-Adviser provided under the Sub-Advisory Agreement. The Board reviewed the services the Sub-Adviser provided, the background of the investment professionals servicing the Fund, and the Sub-Adviser’s reputation, resources and investment approach. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, soft dollar usage, risk management and compliance matters. The Board concluded that the services the Sub-Adviser provided was satisfactory.

Performance. The Board reviewed performance information that Easterly provided for the Income Opportunities Fund compared to the Fund’s Benchmark Index and Peer Group for the one-, three-, five-, year and since inception periods ended August 31, 2023. The Board also received information on the construction of the Fund’s Peer Group.

Income Opportunities Fund: The Board reviewed the Fund’s total returns compared to the total returns of its Peer Group and its Benchmark Index (Bloomberg US Aggregate Bond Index). The Board considered the performance of the Fund against its Peer Group and its Benchmark Index for the one-, three-, five-year and since inception periods. The Board concluded that the performance of the Fund was satisfactory.

Advisory and Sub-Advisory Fees and Fund Expenses. The Board reviewed the Fund’s contractual advisory fee and expense ratio taking into account the Fund’s net asset size, and reviewed information comparing the advisory fee and expense ratio to those of the Fund’s Peer Group. The Board noted that Easterly had entered into an Operating and Expense Limitation Agreement (“OELA”) to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each share class of the Fund. The Board noted that Easterly proposed to lower the expense limitation level of the Class R6 shares of the Income Opportunities Fund. The Board also considered the extent to which Easterly waives management fees and/or reimburses expenses for the Fund and its share classes, including the basis for Easterly’s determination that any such waivers and/or reimbursements do not and will not result in cross-subsidization by one share class of another share class of the Fund. The Board discussed the level of work involved in Easterly’s management and oversight of the Fund, including with respect to oversight of the Sub-Adviser, and the other services that Easterly provided to the Fund.

The Board considered the Fund’s sub-advisory fee schedule. The Board noted that the fee schedule was negotiated at arm’s length between Easterly and the Sub-Adviser, an unaffiliated third party. The Board also noted the proposed adjusted sub-advisory fee breakpoint schedule for the Income Opportunities Fund. The Board also evaluated the reasonableness of the fee split between Easterly and the Sub-Adviser. The Board considered the nature and scope of the services provided by Easterly, including (i) ongoing monitoring of performance, (ii) supervision of outside service providers, (iii) responding to questions from brokers and sub-advisers, and (iv) research of sub-advisers and potential replacement sub-advisers to present to the Board for their consideration. The Board also considered that with respect to more complex funds, these services are expected to be more resource intensive for Easterly. The Board noted that the sub-advisory fees are paid by Easterly to the Sub-Advisor and are not additional fees borne by the Fund. In light of the nature, quality and extent of services Easterly and the Sub-Adviser provided, the Board concluded that the Fund’s advisory fee and sub-advisory fee was fair and reasonable.

SUPPLEMENTAL INFORMATION (Unaudited)

Economies of Scale. The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund, and the extent to which such economies of scale are shared with the Fund. The Board noted that Easterly had indicated its willingness to discuss the matter of breakpoints with the Board as the Fund increased its assets. The Board noted that the Fund may also benefit from economies of scale through initial fee setting and fee waivers and expense reimbursements. The Board agreed that in light of the OELA, which effectively protected shareholders from high expenses despite lower asset levels, and Easterly’s willingness to consider breakpoints as the Fund reached higher asset levels, the absence of breakpoints was acceptable.

Profitability. The Board reviewed the profitability of Easterly with respect to the Fund. The Board considered the methodology for calculating profitability. Using such methodology, the Board noted that Easterly earned a reasonable profit from the Fund, without considering marketing-related costs. The Board concluded that the profitability of Easterly in connection with the management of the Fund was not excessive given the nature, extent and quality of the services provided.

Fallout Benefits. Because of its relationship with the Fund, Easterly, the Sub-Adviser, and their affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by Easterly and the Sub-Adviser as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation paid under the Advisory Agreements are fair and reasonable, and that the Advisory Agreements be approved.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 through November 30, 2023.

Actual Expenses: The first table provides information about actual account values and actual expenses. The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that would be paid over the period. Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 06/01/2023	Value - 11/30/2023	06/01/2023-11/30/2023*	[Annualized]
Actual Expenses
Easterly Income Opportunities - Class I	1,000.00	1,013.50	8.13	1.61%
Easterly Income Opportunities - Class A	1,000.00	1,011.80	9.38	1.86%
Easterly Income Opportunities - Class C	1,000.00	1,008.50	13.19	2.62%
Easterly Income Opportunities - Class R6	1,000.00	1,015.30	6.21	1.23%

Hypothetical Examples for Comparison Purposes: The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in the fund and other mutual funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account	Ending Account	Expense Paid	Expense Ratio
	Value - 06/01/2023	Value - 11/30/2023	06/01/2023-11/30/2023*	[Annualized]
Hypothetical [5% Return Before Expenses]
Easterly Income Opportunities - Class I	1,000.00	1,017.00	8.14	1.61%
Easterly Income Opportunities - Class A	1,000.00	1,015.74	9.40	1.86%
Easterly Income Opportunities - Class C	1,000.00	1,011.93	13.21	2.62%
Easterly Income Opportunities - Class R6	1,000.00	1,018.90	6.23	1.23%

*	Expenses are equal to the Funds annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Supplemental Information (Unaudited)(Continued)
November 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended November 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

EASTERLY INCOME OPPORTUNITIES FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
Year Ended November 30, 2023

The Trustees and executive officers of the Trust, and their principal occupations during the past five years, are set forth in the table below. Darrell Crate is an “interested person” of the Trust (as that term is defined in the 1940 Act) by virtue of their position as an officer of Easterly.

Name, Year of Birth, and Address	Position(s) Held with Trust	Term*/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEE:
Darrell Crate, Year of Birth: 1967 515 Madison Avenue 24th Floor New York, NY 10022	President and Chairperson of the Board	Since 2021	Chief Executive Officer of Easterly Funds LLC (2020 – Present); Managing Principal of Easterly Asset Management LP (2016 – Present); Managing Partner of Easterly Capital LLC (2015 – Present)	5	Chairman of the Board and Director of Easterly Government Properties Inc. (2015 – Present); Chairman of the Board and Director of Easterly Acquisition Corp. (2015 to 2018)
INDEPENDENT TRUSTEES:
Neil Medugno, Year of Birth: 1957 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2021	Retired; Partner, Wellington Management Company LLP, Chief Financial Officer, Wellington Funds Group (investment management) (1994 – 2017)	5	Trustee of Six Circles Trust (2018 – Present)
A. Clayton Spencer, Year of Birth: 1954 515 Madison Avenue 24th Floor New York, NY 10022	Trustee	Since 2023	President of Bates College (2012 – 2023).	5	None

EASTERLY INCOME OPPORTUNITIES FUND
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
Year Ended November 30, 2023

Name, Year of Birth, and Address	Position(s) Held with Trust	Term*/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen	Other Directorships Held by Trustee During Past 5 Years
OFFICERS:
Michael Montague, Year of Birth: 1975 515 Madison Avenue 24th Floor New York, NY 10022	Treasurer	Since 2021	Chief Operating Officer of Easterly Funds LLC and James Alpha Management, LLC	Not Applicable	Not Applicable
Emile Molineaux, Year of Birth: 1962 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Chief Compliance Officer	Since 2021	Senior Compliance Officer (2011 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Chad Bitterman, Year of Birth: 1972 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Anti-Money Laundering Compliance Officer	Since 2021	Compliance Officer (2010 – Present) Northern Lights Compliance Services, LLC	Not Applicable	Not Applicable
Amaris Sahota, Year of Birth: 1992 515 Madison Avenue 24th Floor New York, NY 10022	Secretary	Since 2021	Chief Operating Officer, Easterly Management Operations LLC (2021 – Present); Senior Management Consultant, The Poirier Group (2018 – 2021); Investment Consultant, Sun Life Financial (2015 – 2018)	Not Applicable	Not Applicable
Ken Juster, Year of Birth: 1976 515 Madison Avenue 24th Floor New York, NY 10022	Chief Legal Officer	Since 2022	General Counsel of Easterly Asset Management LP (2022 – Present); Partner, Cooley LLP (2018 – 2022); Partner, White & Case LLP (2017 – 2018)	Not Applicable	Not Applicable
Erik Naviloff, Year of Birth: 1968 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Treasurer	Since 2021	Vice President, Ultimus Fund Solutions, LLC (2011 – present)	Not Applicable	Not Applicable
Timothy Burdick, Year of Birth: 1986 4221 North 203rd Street, Ste. 100 Elkhorn, NE 68022	Assistant Secretary	Since 2021	Vice President, Ultimus Fund Solutions, LLC (2022 – present); Assistant Vice President, Ultimus Fund Solutions, LLC (2019 – 2022); Senior Program Compliance Manager, CJ Affiliate (2016 –2019).	Not Applicable	Not Applicable
*	Each Trustee will serve an indefinite term until they resign or retire and/or their successor, if any, is duly elected and qualified. Officers of the Trust serve at the pleasure of the Board.

PRIVACY NOTICE

JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST dba EASTERLY FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:		Does James Alpha Funds Trust dba Easterly Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.		YES	NO
For our marketing purposes - to offer our products and services to you.		YES	YES
For joint marketing with other financial companies.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.		NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.		NO	We don’t share
For nonaffiliates to market to you		NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust dba Easterly Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust dba Easterly Funds Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● James Alpha Funds Trust dba Easterly Funds Trust does not share with our affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    James Alpha Funds Trust dba Easterly Funds Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● James Alpha Funds Trust dba Easterly Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833-999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

EASTERLY1130-AR23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        N/A

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Neil Medugno is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Medugno is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees

                            Registrant        Advisor

FYE 11/30/23        $20,500            $ 0

FYE 11/30/22       $32,000             $ 0

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees

                               Registrant

FYE 11/30/23          $2,500

FYE 11/30/22          $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).
(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for each of the last two fiscal years are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.
(h)	Not applicable.
(i) (j)	Not applicable. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Alpha Funds Trust

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 02/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Darrell Crate

Darrell Crate, President and Chief Executive Officer

Date 02/05/2024

By (Signature and Title)

* /s/ Michael Montague

Michael Montague, Treasurer and Principal Financial Officer

Date 02/05/2024

* Print the name and title of each signing officer under his or her signature.